Other liabilities - Summary of Other Liabilities (Parenthetical) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Liabilities [abstract]
Total other liabilities	€ 15,208	€ 16,978